Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($) $ in Thousands			1 Months Ended
	Apr. 01, 2022	Feb. 01, 2022	Oct. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Aug. 12, 2024	Jul. 26, 2024	Jul. 01, 2024	May 31, 2024	Apr. 18, 2024	Jan. 31, 2024	Dec. 31, 2023		Aug. 31, 2023
Related Party Transaction [Line Items]
Principal amount					$ 2,000
Principal amount				$ 1,350	3,000							$ 2,500
Accrued interest amount				$ 405	$ 821
Number of shares purchased				20,256,808	10,923,158		698,812			196,500		1,341,217	[1]
Promissory Note Loan Agreement [Member]
Related Party Transaction [Line Items]
Principal amount								$ 600
Officer loans payable								15.00%
Warrant [Member]
Related Party Transaction [Line Items]
Number of shares purchased					10,923,158		600,000		53,490	75,988		1,341,217
Director A [Member]
Related Party Transaction [Line Items]
Principal amount				$ 1,100
Principal amount				700
Accrued interest amount				$ 400
Advisory fee	$ 9,166
Equity proceeds	10,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advisory fee	$ 100
Directors A And E [Member]
Related Party Transaction [Line Items]
Principal amount					$ 2,700
Director D [Member]
Related Party Transaction [Line Items]
Annual salary		$ 500
Bonus payable		$ 300
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Lease agreement description			As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.
Lease payment due			$ 200
AJC Capital [Member] | Maximum [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Guaranty of lease amount			$ 900
Director A Three [Member]
Related Party Transaction [Line Items]
Principal amount														$ 500
Deferred compensation														$ 500
Officer loans payable						14.00%								24.00%
Relative Of OfficerA [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Officer loans payable											12.00%
Officer loans payable											$ 200
AJC Capital Director A Director E And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
Principal amount					2,700
Principal amount					2,000
Accrued interest amount					$ 700

[1]	Retrospectively restated for reverse recapitalization.